World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2015

Dates Covered
Collections Period	04/01/15 - 04/30/15
Interest Accrual Period	04/15/15 - 05/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/15	199,952,874.58	16,175
Yield Supplement Overcollateralization Amount at 03/31/15	2,319,329.70	0
Receivables Balance at 03/31/15	202,272,204.28	16,175
Principal Payments	10,377,529.48	334
Defaulted Receivables	330,616.88	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/15	2,114,995.21	0
Pool Balance at 04/30/15	189,449,062.71	15,820

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	26.81%

Prepayment ABS Speed	1.35%

Overcollateralization Target Amount	8,525,207.82
Actual Overcollateralization	8,525,207.82

Weighted Average APR	3.50%
Weighted Average APR, Yield Adjusted	4.52%
Weighted Average Remaining Term	34.09

Delinquent Receivables:
Past Due 31-60 days	2,714,503.75	166
Past Due 61-90 days	663,788.62	41
Past Due 91 + days	113,928.44	12
Total	3,492,220.81	219

Total 31+ Delinquent as % Ending Pool Balance	1.84%

Recoveries	296,466.31

Aggregate Net Losses/(Gains) - April 2015	34,150.57
Current Net Loss Ratio (Annualized)	0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.01%

Flow of Funds	$ Amount

Collections	11,262,726.76
Advances	(1,805.76)
Investment Earnings on Cash Accounts	1,512.29
Servicing Fee	(168,560.17)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,093,873.12

Distributions of Available Funds
(1) Class A Interest	107,697.44
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	1,505,932.51
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,525,207.82
(7) Distribution to Certificateholders	942,366.58
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,093,873.12

Servicing Fee	168,560.17
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 04/15/15	190,954,995.22
Principal Paid	10,031,140.33
Note Balance @ 05/15/15	180,923,854.89

Class A-1
Note Balance @ 04/15/15	0.00
Principal Paid	0.00
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-2
Note Balance @ 04/15/15	0.00
Principal Paid	0.00
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-3
Note Balance @ 04/15/15	69,097,995.22
Principal Paid	10,031,140.33
Note Balance @ 05/15/15	59,066,854.89
Note Factor @ 05/15/15	33.5607130%

Class A-4
Note Balance @ 04/15/15	107,515,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	107,515,000.00
Note Factor @ 05/15/15	100.0000000%

Class B
Note Balance @ 04/15/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	14,342,000.00
Note Factor @ 05/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	120,366.21
Total Principal Paid	10,031,140.33
Total Paid	10,151,506.54

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	35,124.81
Principal Paid	10,031,140.33
Total Paid to A-3 Holders	10,066,265.14

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1760108
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.6684765
Total Distribution Amount	14.8444873

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1995728
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.9951155
Total A-3 Distribution Amount	57.1946883

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	150.13
Noteholders' Principal Distributable Amount	849.87

Account Balances	$ Amount

Advances
Balance as of 03/31/15	33,554.46
Balance as of 04/30/15	31,748.70
Change	(1,805.76)

Reserve Account
Balance as of 04/15/15	1,748,995.36
Investment Earnings	215.64
Investment Earnings Paid	(215.64)
Deposit/(Withdrawal)	-
Balance as of 05/15/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36